Stockholders' equity - Additional Information (Detail)									12 Months Ended
	Nov. 07, 2025 USD ($) $ / shares shares	Oct. 09, 2025 USD ($) $ / shares	Aug. 25, 2025 USD ($) $ / shares shares	Nov. 11, 2024 USD ($) $ / shares	Jul. 24, 2024 USD ($) $ / shares	Dec. 13, 2023 USD ($) $ / shares shares	Jul. 14, 2023 USD ($) shares	Jul. 14, 2023 ₱ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 05, 2025 $ / shares shares	Nov. 05, 2025 ₱ / shares shares	Dec. 31, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of shares outstanding									1,364,239,590	1,364,239,590	1,364,239,590
Shares acquired by entity during period							243,352	243,352
Stock repurchased and retired during period price per share | ₱ / shares								₱ 184.78
Shares acquired by entity during period value | $							$ 2,319,000
Capital stock decrease amount per share | $ / shares		$ 0.15		$ 3	$ 3	$ 2
Capital reduction without cancellation value | $		$ 204,600		$ 409,272,000	$ 409,272,000	$ 272,848,000
Treasury stock reserved for management incentive program						13,642,396
Shares issued under share based payment arrangement Value | $									$ 17,137,000	$ 17,660,000	$ 4,057,000
Number of shares authorised									94,794,500		243,352
Treasury shares | $									$ 9,937,290,000	27,843,940,000	$ 45,688,160,000
American depositary receipt to common share ratio												10	10
Underwriters over allotment option period	30 days
Stockholders equity note shares available for underwriters over allotment option	2,171,050
Shareholder lockup period	4 years
Proceeds from issuing shares | $									$ 165,591,000		4,057,000
Statutory reserve appropriation percentage of net income									5.00%
Statutory reserve | $									$ 24,750,000	24,750,000	24,750,000
Income tax rate applicable to distributed retained earnings									30.00%
Percentage of retained earnings available for distribution net of tax									70.00%
Accumulated deficit | $									$ (1,968,598,000)	$ (2,310,129,000)	$ (2,939,921,000)
Private Placements
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 1.805
Concurrent private placement aggregate value | $	$ 25,000,000
Key management personnel of entity or parent
Disclosure of classes of share capital [line items]
Shares issued under share based payment arrangement									1,790,665	1,784,422	425,791
Board
Disclosure of classes of share capital [line items]
Shares issued under share based payment arrangement									33,875	38,856	80,289
Delisting Trust
Disclosure of classes of share capital [line items]
Shares acquired by entity during period							243,352	243,352
Mexican Trust
Disclosure of classes of share capital [line items]
Shares acquired by entity during period							243,352	243,352
Accumulated deficit | $									$ (1,943,848,000)
Common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding									1,459,034,090	136,423,959	136,423,959			136,423,959
Par value per share | (per share)			$ 0						$ 0	$ 0	$ 0		₱ 35.34	$ 0
Fixed portion of capital stock outstanding									5,000	5,000	5,000			5,000
Variable portion of capital stock outstanding									1,459,029,090	136,418,959	136,418,959			136,418,959
Stock split ratio			1-to-10
Common shares authorized before stock split			150,066,355
Number of shares authorised			1,500,663,550
Number of shares issued												27,463,590	27,463,590
Common shares | Primary offering
Disclosure of classes of share capital [line items]
Number of shares issued	7,000,000
Common shares | Secondary offering
Disclosure of classes of share capital [line items]
Number of shares issued	20,463,590
Treasury shares
Disclosure of classes of share capital [line items]
Treasury shares before stock split			13,642,396
Treasury shares | $			$ 136,423,960,000
American Depositary Shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares												$ 19
Number of shares issued												11,727,325	11,727,325
American Depositary Shares | Primary offering
Disclosure of classes of share capital [line items]
Number of shares issued	7,394,409
American Depositary Shares | Secondary offering
Disclosure of classes of share capital [line items]
Number of shares issued	4,332,916
Global Offering And Concurrent Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $	$ 178,800,000